Related party disclosures - Summary of Related Party Disclosures for Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Revenue from associates and joint ventures	$ 1	$ 10	$ 10
Other amounts owed by associates and joint ventures	11	3	1
Amounts owed to associates and joint ventures	(4)	(4)	(2)
Associates [member]
Disclosure of transactions between related parties [Line Items]
Revenue from associates and joint ventures	1	10	9
Other amounts owed by associates and joint ventures	11	3	1
Amounts owed to associates and joint ventures	$ (4)	$ (4)	(2)
Joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Revenue from associates and joint ventures			$ 1